Note 7 - Additional Information on the Consolidated Statements of Net Loss and Comprehensive Loss - Net Loss and Comprehensive Loss (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Employee benefits expense, included in research and development expenses	$ 1,604,319	$ 1,141,917	$ 2,990,481	$ 1,925,788
Depreciation of property and equipment, included in research and development expenses	2,911	4,193	5,843	8,866
Expenses related to minimum operating lease payments, included in research and development expenses	115,696	106,728	237,262	208,351
Employee benefits expense, included in general and administrative expenses	1,477,028	969,934	2,750,056	1,486,740
Depreciation of property and equipment, included in general and administrative expenses	1,771	2,121	3,521	4,926
Amortization of intangible assets, included in general and administrative expenses	48,236	48,227	95,941	82,045
Expenses related to minimum operating lease payments, included in general and administrative expenses	$ 38,235	$ 26,899	$ 68,162	$ 56,787